Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Securities	Dec. 31, 2014 USD ($)
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	$ 7,800
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 54
Held to Maturity Securities, Number of securities included, Less than 12 Month | Securities	13,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 2,717
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 124
Held to Maturity Securities, Number of securities included, 12 Month or More | Securities	3
Held to Maturity Securities, Total Fair Value	$ 10,517
Securities Held to Maturity, Total Unrealized Losses	178	$ 188
Available-for-Sale Securities, Fair Value, Less than 12 Month	206,356
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 1,972
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | Securities	108
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 25,700
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 379
Available-for-Sale Securities, Number of securities included, 12 Month or More | Securities	22
Available-for-Sale Securities, Total Fair Value	$ 232,056
Available-for-Sale Securities, Total Unrealized Losses	2,351	2,156
US Government-Sponsored Enterprises (GSEs) [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	33,369
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 232
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | Securities	12
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 17,829
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 251
Available-for-Sale Securities, Number of securities included, 12 Month or More | Securities	6
Available-for-Sale Securities, Total Fair Value	$ 51,198
Available-for-Sale Securities, Total Unrealized Losses	483	1,329
GSE Residential [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	4,339
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 45
Held to Maturity Securities, Number of securities included, Less than 12 Month | Securities	3,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 2,717
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 124
Held to Maturity Securities, Number of securities included, 12 Month or More | Securities	3
Held to Maturity Securities, Total Fair Value	$ 7,056
Securities Held to Maturity, Total Unrealized Losses	169	147
Available-for-Sale Securities, Fair Value, Less than 12 Month	142,251
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 1,407
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | Securities	66
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 4,521
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 91
Available-for-Sale Securities, Number of securities included, 12 Month or More | Securities	7
Available-for-Sale Securities, Total Fair Value	$ 146,772
Available-for-Sale Securities, Total Unrealized Losses	1,498	464
SBAP [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	22,811
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 273
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | Securities	12
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | Securities	0
Available-for-Sale Securities, Total Fair Value	$ 22,811
Available-for-Sale Securities, Total Unrealized Losses	273	205
Obligations of States and Political Subdivisions [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	3,461
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 9
Held to Maturity Securities, Number of securities included, Less than 12 Month | Securities	10,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 0
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 0
Held to Maturity Securities, Number of securities included, 12 Month or More | Securities	0
Held to Maturity Securities, Total Fair Value	$ 3,461
Securities Held to Maturity, Total Unrealized Losses	9	41
Available-for-Sale Securities, Fair Value, Less than 12 Month	7,925
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 60
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | Securities	18
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 3,350
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 37
Available-for-Sale Securities, Number of securities included, 12 Month or More | Securities	9
Available-for-Sale Securities, Total Fair Value	$ 11,275
Available-for-Sale Securities, Total Unrealized Losses	$ 97	$ 158